Retirement and Share-based Compensation Plans (Incentive Plans) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) tranche shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	0	1,246,605	815,767
Compensation expense | $	$ 19,659	$ 27,525	$ 11,819
2016 Employee Incentive Plan or Amended Plan | Performance Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award performance period	3 years	3 years	3 years
Award vesting period	3 years	3 years	3 years
2016 Employee Incentive Plan or Amended Plan | Performance Units | Award Date, 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments granted (in shares)	229,880
2016 Employee Incentive Plan or Amended Plan | Performance Units | Award Date, 2021 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments granted (in shares)		186,091
2016 Employee Incentive Plan or Amended Plan | Performance Units | Award Date, 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments granted (in shares)			217,781
2016 Employee Incentive Plan or Amended Plan | Performance Units | Threshold Goals, Vesting Percentage | Award Date, 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	50.00%
2016 Employee Incentive Plan or Amended Plan | Performance Units | Threshold Goals, Vesting Percentage | Award Date, 2021 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage		50.00%
2016 Employee Incentive Plan or Amended Plan | Performance Units | Threshold Goals, Vesting Percentage | Award Date, 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			50.00%
2016 Employee Incentive Plan or Amended Plan | Performance Units | Target Performance Goals, Vesting Percentage | Award Date, 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	100.00%
2016 Employee Incentive Plan or Amended Plan | Performance Units | Target Performance Goals, Vesting Percentage | Award Date, 2021 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage		100.00%
2016 Employee Incentive Plan or Amended Plan | Performance Units | Target Performance Goals, Vesting Percentage | Award Date, 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			100.00%
2016 Employee Incentive Plan or Amended Plan | Performance Units | Maximum Performance Goals, Vesting Percentage | Award Date, 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	200.00%
2016 Employee Incentive Plan or Amended Plan | Performance Units | Maximum Performance Goals, Vesting Percentage | Award Date, 2021 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage		200.00%
2016 Employee Incentive Plan or Amended Plan | Performance Units | Maximum Performance Goals, Vesting Percentage | Award Date, 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			150.00%
2016 Employee Incentive Plan or Amended Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments granted (in shares)	159,494	199,597	133,429
Participant age for full vesting	65 years
Requisite service period for full vesting	10 years
2016 Employee Incentive Plan or Amended Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	0	391,553	105,809
Duration of award	10 years
Amended Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized (in shares)			3,000,000
Number of shares authorized (in shares)	5,500,000
Number of shares available for future grant (in shares)	776,516
Amended Plan | Strategic Incentive Award, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tranches of award | tranche	4
Period market condition must be met	30 days
Amount of each tranche paid in shares, percentage	50.00%
Amount of each tranche paid in cash, percentage	50.00%
Compensation expense | $	$ 4,200
Amended Plan | Performance Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)		855,052	709,958
Period market condition must be met		30 days
Market condition, weighted average common stock price per common share (in dollars per share) | $ / shares		$ 37.00
Amended Plan | Performance Options | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage		50.00%
Amended Plan | Performance Options | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage		50.00%
Award vesting period		1 year
Amended Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in period (in shares)	32,409	39,273	51,450
Minimum | 2016 Employee Incentive Plan or Amended Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Minimum | 2016 Employee Incentive Plan or Amended Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Minimum | Amended Plan | Performance Options | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		1 year
Maximum | 2016 Employee Incentive Plan or Amended Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Maximum | 2016 Employee Incentive Plan or Amended Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Maximum | Amended Plan | Strategic Incentive Award, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award, value (in shares)	1,200,000
Stay requirement, years	2 years
Maximum | Amended Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year